Exploration and Evaluation Assets - Schedule of Exploration and Evaluation Assets (Details) - CAD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year
Acquisition costs - cash
Administration
Corporate social responsibility
Environment, health & safety
Property maintenance
Drilling expenses
Camp operations
Helicopter charter aircraft
Geology
Geophysics
Infrastructure
Technical studies
Increase in exploration and evaluation assets
Balance at the end of the year	55,110	41,596
Canada [Member] | Post Creek Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the end of the year	1,442	1,393
Canada [Member] | Halcyon Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the end of the year	415	385
Canada [Member] | Quetico Claims [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the end of the year	51
US [Member] | Section 35 Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the end of the year	8	6
Greenland [Member] | Maniitsoq Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the end of the year	53,194	39,812
Exploration And Evaluation Assets Arising From Acquisition [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	534	497
Acquisition costs - cash	66	28
Administration
Corporate social responsibility
Environment, health & safety
Property maintenance
Drilling expenses
Camp operations
Helicopter charter aircraft
Geology
Geophysics
Infrastructure
Technical studies
Increase in exploration and evaluation assets
Balance at the end of the year	600	525
Exploration And Evaluation Assets Arising From Acquisition [Member] | Canada [Member] | Post Creek Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	278	268
Acquisition costs - cash	5	5
Administration
Corporate social responsibility
Environment, health & safety
Property maintenance
Drilling expenses
Camp operations
Helicopter charter aircraft
Geology
Geophysics
Infrastructure
Technical studies
Increase in exploration and evaluation assets
Balance at the end of the year	283	273
Exploration And Evaluation Assets Arising From Acquisition [Member] | Canada [Member] | Halcyon Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	214	206
Acquisition costs - cash	4	4
Administration
Corporate social responsibility
Environment, health & safety
Property maintenance
Drilling expenses
Camp operations
Helicopter charter aircraft
Geology
Geophysics
Infrastructure
Technical studies
Increase in exploration and evaluation assets
Balance at the end of the year	218	210
Exploration And Evaluation Assets Arising From Acquisition [Member] | Canada [Member] | Quetico Claims [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year
Acquisition costs - cash	40
Administration
Corporate social responsibility
Environment, health & safety
Property maintenance
Drilling expenses
Camp operations
Helicopter charter aircraft
Geology
Geophysics
Infrastructure
Technical studies
Increase in exploration and evaluation assets
Balance at the end of the year	40
Exploration And Evaluation Assets Arising From Acquisition [Member] | US [Member] | Section 35 Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	6	3
Acquisition costs - cash	2	3
Administration
Corporate social responsibility
Environment, health & safety
Property maintenance
Drilling expenses
Camp operations
Helicopter charter aircraft
Geology
Geophysics
Infrastructure
Technical studies
Increase in exploration and evaluation assets
Balance at the end of the year	8	6
Exploration And Evaluation Assets Arising From Acquisition [Member] | Greenland [Member] | Maniitsoq Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	36	20
Acquisition costs - cash	15	16
Administration
Corporate social responsibility
Environment, health & safety
Property maintenance
Drilling expenses
Camp operations
Helicopter charter aircraft
Geology
Geophysics
Infrastructure
Technical studies
Increase in exploration and evaluation assets
Balance at the end of the year	51	36
Exploration And Evaluation Assets Arising From Exploration [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	49,960	37,845
Administration	260	208
Corporate social responsibility	2	12
Environment, health & safety	29	40
Property maintenance	19	7
Drilling expenses	1,155	805
Camp operations	1,116	744
Helicopter charter aircraft	1,268	783
Geology	341	329
Geophysics	340	251
Infrastructure	13
Technical studies	7	47
Increase in exploration and evaluation assets	4,550	3,226
Balance at the end of the year	54,510	41,071
Exploration And Evaluation Assets Arising From Exploration [Member] | Canada [Member] | Post Creek Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	1,138	1,085
Administration
Corporate social responsibility	1
Environment, health & safety
Property maintenance
Drilling expenses	5
Camp operations
Helicopter charter aircraft
Geology	15	34
Geophysics		1
Infrastructure
Technical studies
Increase in exploration and evaluation assets	21	35
Balance at the end of the year	1,159	1,120
Exploration And Evaluation Assets Arising From Exploration [Member] | Canada [Member] | Halcyon Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	187	173
Administration
Corporate social responsibility
Environment, health & safety
Property maintenance
Drilling expenses
Camp operations
Helicopter charter aircraft
Geology	10	2
Geophysics
Infrastructure
Technical studies
Increase in exploration and evaluation assets	10	2
Balance at the end of the year	197	175
Exploration And Evaluation Assets Arising From Exploration [Member] | Canada [Member] | Quetico Claims [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year
Administration
Corporate social responsibility
Environment, health & safety
Property maintenance	1
Drilling expenses
Camp operations
Helicopter charter aircraft
Geology	9
Geophysics	1
Infrastructure
Technical studies
Increase in exploration and evaluation assets	11
Balance at the end of the year	11
Exploration And Evaluation Assets Arising From Exploration [Member] | US [Member] | Section 35 Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year
Administration
Corporate social responsibility
Environment, health & safety
Property maintenance
Drilling expenses
Camp operations
Helicopter charter aircraft
Geology
Geophysics
Infrastructure
Technical studies
Increase in exploration and evaluation assets
Balance at the end of the year	8
Exploration And Evaluation Assets Arising From Exploration [Member] | Greenland [Member] | Maniitsoq Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	48,635	36,587
Administration	260	208
Corporate social responsibility	1	12
Environment, health & safety	29	40
Property maintenance	18	7
Drilling expenses	1,150	805
Camp operations	1,116	744
Helicopter charter aircraft	1,268	783
Geology	307	293
Geophysics	339	250
Infrastructure	13
Technical studies	7	47
Increase in exploration and evaluation assets	4,508	3,189
Balance at the end of the year	$ 53,143	$ 39,776